Basic and Diluted Weighted Average Share Amounts (Detail) - shares	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Weighted Average Number of Shares Outstanding [Line Items]
Weighted-average shares outstanding-basic	87,345,708	82,096,947
Potential dilutive effect of shares to be issued to settle the debentures	21,478,722	18,457,176
Weighted-average shares outstanding-diluted	108,824,430	100,554,123